PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (659,030)	$ (90,287)	¥ (541,850)	¥ (642,945)
Operating loss	669,443	91,713	(1,970,901)	121,156
Changes in the fair value of financial instruments	(74,112)	(10,154)	(165,930)	22,626
Share of (losses) profits from subsidiaries and consolidated VIEs	482,652		(2,482,795)	(628,530)
Net (loss) income attributable to VNET Group, Inc.	183,200	$ 25,098	(2,643,836)	(775,952)
Parent Company
Operating Expenses
General and administrative expenses	(35,331)		(24,663)	(36,219)
Operating loss	(35,331)		(24,663)	(36,219)
Other loss	(100,547)		(94,452)	(247,083)
Changes in the fair value of financial instruments	(74,112)		(165,930)	22,626
Share of (losses) profits from subsidiaries and consolidated VIEs	393,190		(2,358,791)	(515,276)
Net (loss) income attributable to VNET Group, Inc.	¥ 183,200		¥ (2,643,836)	¥ (775,952)